UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2013

MFS® CHARTER INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 105.7%
Aerospace - 1.5%
Bombardier, Inc., 7.5%, 2018 (n)		$2,115,000	$2,337,075
Bombardier, Inc., 7.75%, 2020 (n)		375,000	418,594
CPI International, Inc., 8%, 2018		985,000	1,009,625
Heckler & Koch GmbH, 9.5%, 2018 (n)	EUR	505,000	624,050
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,935,000	2,089,800
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,790,000	1,933,200

			$8,412,344
Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 2021		$187,299	$211,648

Apparel Manufacturers – 0.7%
Hanesbrands, Inc., 6.375%, 2020		$875,000	$945,000
Jones Group, Inc., 6.875%, 2019		1,155,000	1,179,544
PVH Corp., 7.375%, 2020		1,305,000	1,409,400
PVH Corp., 4.5%, 2022		580,000	537,225

			$4,071,169
Asset-Backed & Securitized - 4.6%
Anthracite Ltd., “A”, CDO, FRN, 0.543%, 2019 (z)		$332,064	$330,042
Banc of America Commercial Mortgage, Inc., FRN, 5.934%, 2051		1,500,000	1,668,030
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		136,514	139,187
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.784%, 2040 (z)		725,909	352,345
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	1,606,618
Commercial Mortgage Pass-Through Certificates, FRN, 5.971%, 2046		230,000	245,873
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2033		682,893	692,847
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,505,979	125,299
First Union-Lehman Brothers Bank of America, FRN, 0.678%, 2035 (i)		7,251,560	144,531
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.002%, 2049		1,000,000	1,044,715
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.124%, 2051		6,000,000	6,213,708
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049		5,000,000	5,569,315
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.196%, 2051		185,000	101,288
Merrill Lynch Mortgage Trust, FRN, 6.044%, 2050		1,350,000	1,507,133
Multi Security Asset Trust, “A3”, CDO, 5%, 2035 (z)		591,047	585,876
Spirit Master Funding LLC, 5.05%, 2023 (z)		1,133,880	1,145,219
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.122%, 2051		3,625,000	3,955,680

			$25,427,706
Automotive - 2.3%
Accuride Corp., 9.5%, 2018		$1,445,000	$1,488,350
Allison Transmission, Inc., 7.125%, 2019 (n)		1,535,000	1,615,587
Continental Rubber of America Corp., 4.5%, 2019 (n)		235,000	237,468
Delphi Corp., 5%, 2023		675,000	685,969
Ford Motor Credit Co. LLC, 8.125%, 2020		345,000	419,467
General Motors Financial Co., Inc., 4.75%, 2017 (n)		380,000	391,875
General Motors Financial Co., Inc., 6.75%, 2018		795,000	885,431
General Motors Financial Co., Inc., 4.25%, 2023 (n)		385,000	346,500
Goodyear Tire & Rubber Co., 8.25%, 2020		185,000	203,963
Goodyear Tire & Rubber Co., 6.5%, 2021		1,150,000	1,167,250
Goodyear Tire & Rubber Co., 7%, 2022		350,000	357,438
Jaguar Land Rover PLC, 7.75%, 2018 (n)		430,000	465,475
Jaguar Land Rover PLC, 8.125%, 2021 (n)		2,065,000	2,294,731

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Jaguar Land Rover PLC, 5.625%, 2023 (n)	$465,000	$447,563
Lear Corp., 8.125%, 2020	952,000	1,040,060
Lear Corp., 4.75%, 2023 (n)	285,000	266,475
LKQ Corp., 4.75%, 2023 (n)	155,000	142,600

		$12,456,202
Broadcasting - 2.8%
AMC Networks, Inc., 7.75%, 2021	$843,000	$931,515
Clear Channel Communications, Inc., 9%, 2021	1,163,000	1,104,850
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	190,000	188,575
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	850,000	850,000
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	50,000	49,625
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	440,000	441,100
Hughes Network Systems LLC, 7.625%, 2021	765,000	820,463
IAC/InterActive Corp., 4.75%, 2022	300,000	276,750
Inmarsat Finance PLC, 7.375%, 2017 (n)	790,000	821,600
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	990,000	987,525
Intelsat S.A., 8.125%, 2023 (n)	1,125,000	1,175,625
Liberty Media Corp., 8.5%, 2029	820,000	877,400
Liberty Media Corp., 8.25%, 2030	210,000	221,550
Netflix, Inc., 5.375%, 2021 (n)	755,000	758,775
News America, Inc., 6.2%, 2034	325,000	348,825
Nexstar Broadcasting Group, Inc., 8.875%, 2017	320,000	344,800
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	235,000	237,350
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	925,000	978,188
Sinclair Broadcast Group, Inc., 8.375%, 2018	185,000	202,113
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	975,000	1,060,313
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	30,000	27,450
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	150,000	139,125
Univision Communications, Inc., 6.875%, 2019 (n)	855,000	902,025
Univision Communications, Inc., 7.875%, 2020 (n)	535,000	579,806
Univision Communications, Inc., 8.5%, 2021 (n)	710,000	768,575
WPP Finance, 3.625%, 2022	138,000	129,246

		$15,223,169
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 2019	$2,065,000	$2,168,250

Building - 1.8%
ABC Supply Co., Inc., 5.625%, 2021 (n)	$155,000	$150,350
Boise Cascade Co., 6.375%, 2020	505,000	522,675
Building Materials Holding Corp., 6.875%, 2018 (n)	985,000	1,046,561
Building Materials Holding Corp., 7%, 2020 (n)	600,000	637,500
Building Materials Holding Corp., 6.75%, 2021 (n)	440,000	466,400
CEMEX Finance LLC, 9.5%, 2016 (n)	419,000	442,045
CEMEX Finance LLC, 9.5%, 2016	216,000	227,880
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	253,000	239,717
CEMEX S.A.B. de C.V., 6.5%, 2019 (z)	284,000	275,480
CEMEX S.A.B. de C.V., 9.25%, 2020	310,000	323,950
Gibraltar Industries, Inc., 6.25%, 2021	60,000	60,900
HD Supply, Inc., 8.125%, 2019	495,000	550,688
HD Supply, Inc., 11.5%, 2020	690,000	817,650
Mohawk Industries, Inc., 3.85%, 2023	134,000	126,400
Nortek, Inc., 8.5%, 2021	1,375,000	1,488,438
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	760,000	832,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
USG Corp., 6.3%, 2016		$1,328,000	$1,391,080
USG Corp., 7.875%, 2020 (n)		480,000	524,400

			$10,124,314
Business Services - 0.9%
Cielo S.A., 3.75%, 2022 (n)		$200,000	$167,000
Equinix, Inc., 4.875%, 2020		520,000	500,500
Fidelity National Information Services, Inc., 5%, 2022		700,000	719,633
First Data Corp., 10.625%, 2021 (z)		250,000	248,438
iGate Corp., 9%, 2016		1,608,000	1,732,620
Iron Mountain, Inc., 8.375%, 2021		746,000	811,275
Iron Mountain, Inc., 6%, 2023		125,000	124,063
NeuStar, Inc., 4.5%, 2023		420,000	384,300
Tencent Holdings Ltd., 3.375%, 2018 (n)		449,000	448,953

			$5,136,782
Cable TV - 2.7%
CCO Holdings LLC, 8.125%, 2020		$845,000	$916,825
CCO Holdings LLC, 7.375%, 2020		250,000	267,500
CCO Holdings LLC, 6.5%, 2021		1,460,000	1,478,250
CCO Holdings LLC, 5.125%, 2023		400,000	359,000
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		395,000	366,362
Cequel Communications Holdings, 6.375%, 2020 (n)		530,000	528,675
Cequel Communications Holdings I LLC, 5.125%, 2021 (z)		180,000	165,600
DISH DBS Corp., 7.875%, 2019		240,000	270,600
DISH DBS Corp., 6.75%, 2021		1,000,000	1,042,500
DISH DBS Corp., 5%, 2023		630,000	581,175
EchoStar Corp., 7.125%, 2016		450,000	490,500
Lynx I Corp., 5.375%, 2021 (n)		380,000	370,500
Lynx II Corp., 6.375%, 2023 (n)		295,000	292,788
Myriad International Holdings B.V., 6.375%, 2017 (n)		340,000	365,500
Myriad International Holdings B.V., 6%, 2020 (n)		1,051,000	1,070,759
Nara Cable Funding Ltd., 8.875%, 2018 (z)		475,000	492,813
ONO Finance ll PLC, 10.875%, 2019 (n)		300,000	311,250
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	435,000	601,076
Time Warner Cable, Inc., 5%, 2020		$1,150,000	1,159,404
Unitymedia Hessen, 5.5%, 2023 (n)		230,000	209,300
UPC Holding B.V., 9.875%, 2018 (n)		1,175,000	1,274,875
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,104,000	1,153,680
Virgin Media Finance PLC, 8.375%, 2019		318,000	345,030
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	635,000	896,694

			$15,010,656
Chemicals - 1.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,335,000	$1,425,112
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		305,000	311,863
Hexion U.S. Finance Corp., 6.625%, 2020 (n)		310,000	306,125
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		830,000	848,675
Huntsman International LLC, 8.625%, 2021		1,565,000	1,744,975
INEOS Finance PLC, 8.375%, 2019 (n)		800,000	876,000
INEOS Group Holdings S.A., 6.125%, 2018 (n)		515,000	498,263
NOVA Chemicals Corp., 5.25%, 2023 (n)		100,000	99,750
Polypore International, Inc., 7.5%, 2017		365,000	386,900
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		414,000	436,284

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Tronox Finance LLC, 6.375%, 2020 (n)	$570,000	$544,350

		$7,478,297
Computer Software - 0.7%
ACI Worldwide, Inc., 6.375%, 2020 (z)	$290,000	$292,900
Infor U.S., Inc., 11.5%, 2018	995,000	1,154,200
Syniverse Holdings, Inc., 9.125%, 2019	1,225,000	1,316,875
TransUnion Holding Co., Inc., 9.625%, 2018	355,000	383,400
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	580,000	645,250
Verisign, Inc., 4.625%, 2023 (n)	85,000	79,475

		$3,872,100
Computer Software - Systems - 0.8%
Audatex North America, Inc., 6.75%, 2018	$495,000	$525,937
Audatex North America, Inc., 6%, 2021 (n)	855,000	865,687
CDW LLC/CDW Finance Corp., 12.535%, 2017	163,000	170,131
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,060,000	1,164,675
IBM Corp., 4%, 2042	1,694,000	1,551,565

		$4,277,995
Conglomerates - 1.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,655,000	$1,746,025
BC Mountain LLC, 7%, 2021 (n)	570,000	584,250
Dynacast International LLC, 9.25%, 2019	890,000	970,100
Griffon Corp., 7.125%, 2018	1,635,000	1,735,144
Metalloinvest Finance Ltd., 5.625%, 2020 (n)	619,000	578,765
Renaissance Acquisition, 6.875%, 2021 (n)	595,000	581,613
Rexel S.A., 6.125%, 2019 (n)	520,000	530,400
Rexel S.A., 5.25%, 2020 (n)	220,000	213,400
Silver II Borrower, 7.75%, 2020 (n)	715,000	740,025

		$7,679,722
Construction - 0.1%
Country Garden Holdings Co., 11.25%, 2017	$494,000	$539,078
Empresas ICA S.A.B. de C.V., 8.9%, 2021	145,000	134,125

		$673,203
Consumer Products - 0.7%
Elizabeth Arden, Inc., 7.375%, 2021	$1,215,000	$1,297,012
Jarden Corp., 7.5%, 2020	1,355,000	1,449,850
Libbey Glass, Inc., 6.875%, 2020	320,000	342,000
Prestige Brands, Inc., 8.125%, 2020	257,000	282,700
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	265,000	274,275
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	80,000	82,000

		$3,727,837
Consumer Services - 0.5%
ADT Corp., 4.125%, 2023	$60,000	$52,009
QVC, Inc., 7.375%, 2020 (n)	485,000	526,976
Service Corp. International, 7%, 2017	1,955,000	2,145,613

		$2,724,598
Containers - 1.9%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$990,000	$1,056,825
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	1,645,000	1,747,812

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Ball Corp., 5%, 2022	$93,000	$91,372
Ball Corp., 4%, 2023	15,000	13,387
Berry Plastics Group, Inc., 9.5%, 2018	220,000	238,975
Berry Plastics Group, Inc., 9.75%, 2021	390,000	451,425
Crown Americas LLC, 4.5%, 2023 (n)	460,000	424,350
Greif, Inc., 6.75%, 2017	1,300,000	1,423,500
Greif, Inc., 7.75%, 2019	1,000,000	1,135,000
Reynolds Group, 7.125%, 2019	1,135,000	1,207,356
Reynolds Group, 9.875%, 2019	410,000	435,625
Reynolds Group, 5.75%, 2020	590,000	584,838
Reynolds Group, 8.25%, 2021	1,460,000	1,441,750

		$10,252,215
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$450,000	$481,576
Ducommun, Inc., 9.75%, 2018	644,000	711,620
MOOG, Inc., 7.25%, 2018	590,000	612,125

		$1,805,321
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$460,000	$455,400
Avaya, Inc., 7%, 2019 (n)	190,000	173,850

		$629,250
Electronics - 0.7%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$955,000	$1,031,400
Nokia Corp., 5.375%, 2019	500,000	476,250
Nokia Corp., 6.625%, 2039	190,000	161,975
NXP B.V., 9.75%, 2018 (n)	108,000	119,340
NXP B.V., 5.75%, 2023 (n)	630,000	620,550
Sensata Technologies B.V., 6.5%, 2019 (n)	1,130,000	1,203,450

		$3,612,965
Emerging Market Quasi-Sovereign - 4.7%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	$621,000	$608,580
Banco do Brasil S.A., 3.875%, 2022	200,000	168,000
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	1,041,000	1,025,385
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	658,000	624,113
Bank of Ceylon, 6.875%, 2017 (n)	200,000	197,000
Caixa Economica Federal, 3.5%, 2022 (n)	151,000	120,422
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	227,000	219,293
CNOOC Finance (2013) Ltd., 3%, 2023	233,000	207,012
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	897,000	909,762
CNPC General Capital Ltd., 3.4%, 2023 (n)	227,000	206,695
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	221,000	212,712
Dolphin Energy Ltd., 5.5%, 2021 (n)	733,000	778,812
Ecopetrol S.A., 7.625%, 2019	594,000	680,130
El Fondo Mivivienda S.A., 3.5%, 2023 (n)	150,000	129,750
Gaz Capital S.A., 3.85%, 2020 (n)	637,000	594,003
Gaz Capital S.A., 5.999%, 2021 (n)	1,344,000	1,364,160
Gaz Capital S.A., 4.95%, 2028 (n)	543,000	458,835
Gazprom Neft, 4.375%, 2022 (n)	457,000	405,588
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	200,000	205,500
JSC Georgian Railway, 7.75%, 2022 (n)	200,000	211,000
KazAgro National Management Holding, 4.625%, 2023 (n)	230,000	201,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	$1,167,000	$1,113,026
KazMunayGas National Co., 4.4%, 2023 (n)	200,000	177,500
KazMunayGas National Co., 5.75%, 2043 (n)	291,000	237,165
Magyar Export-Import Bank, 5.5%, 2018 (n)	200,000	198,965
Majapahit Holding B.V., 7.25%, 2017 (n)	591,000	635,325
Majapahit Holding B.V., 8%, 2019 (n)	380,000	408,500
Naftogaz Ukraine, 9.5%, 2014	1,117,000	1,097,453
OJSC Russian Agricultural Bank, 5.298%, 2017 (n)	200,000	203,260
OJSC Russian Agricultural Bank, 5.1%, 2018 (n)	200,000	198,974
Pemex Project Funding Master Trust, 5.75%, 2018	642,000	704,595
Pertamina PT, 5.25%, 2021 (n)	256,000	230,400
Pertamina PT, 4.875%, 2022 (n)	272,000	236,640
Pertamina PT, 4.3%, 2023 (n)	200,000	163,000
Pertamina PT, 6%, 2042 (n)	318,000	246,450
Pertamina PT, 5.625%, 2043 (n)	225,000	163,125
Petrobras Global Finance Co., 4.375%, 2023	280,000	244,998
Petrobras International Finance Co., 7.875%, 2019	1,361,000	1,532,027
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	750,500
Petroleos Mexicanos, 8%, 2019	1,101,000	1,325,054
Petroleos Mexicanos, 4.875%, 2022	774,000	779,805
Petroleos Mexicanos, 4.875%, 2024	162,000	159,570
Petroleos Mexicanos, 6.5%, 2041	315,000	313,425
PTT PLC, 3.375%, 2022 (n)	288,000	259,520
PTT PLC, 4.5%, 2042 (n)	311,000	244,096
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	721,000	836,360
Rosneft, 3.149%, 2017 (n)	375,000	369,375
Rosneft, 4.199%, 2022 (n)	1,488,000	1,331,760
Sberbank of Russia, 6.125%, 2022 (n)	703,000	718,818
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	470,000	421,300
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	386,000	321,467
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	279,000	270,777
Vnesheconombank, 6.025%, 2022 (n)	200,000	201,400

		$25,622,632
Emerging Market Sovereign - 3.4%
Dominican Republic, 7.5%, 2021 (n)	$548,000	$586,360
Dominican Republic, 5.875%, 2024 (n)	121,000	112,530
Government of Ukraine, 6.875%, 2015	500,000	482,000
Government of Ukraine, 9.25%, 2017 (n)	200,000	195,282
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	753,000	246,607
Republic of Colombia, 8.125%, 2024	664,000	849,920
Republic of Croatia, 5.5%, 2023 (n)	1,153,000	1,101,115
Republic of Guatemala, 5.75%, 2022 (n)	201,000	203,010
Republic of Hungary, 5.375%, 2023	314,000	294,375
Republic of Indonesia, 11.625%, 2019 (n)	1,423,000	1,828,555
Republic of Indonesia, 4.875%, 2021 (n)	348,000	321,030
Republic of Indonesia, 3.375%, 2023 (n)	302,000	241,600
Republic of Latvia, 5.25%, 2017 (n)	200,000	215,260
Republic of Lithuania, 6.625%, 2022 (n)	752,000	858,220
Republic of Panama, 9.375%, 2029	1,062,000	1,484,145
Republic of Peru, 7.35%, 2025	355,000	440,200
Republic of Philippines, 5.5%, 2026	421,000	448,365
Republic of Poland, 5%, 2022	181,000	189,326
Republic of Romania, 6.75%, 2022 (n)	1,030,000	1,143,506

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Romania, 4.375%, 2023 (n)		$226,000	$211,170
Republic of Slovakia, 4.375%, 2022 (n)		1,375,000	1,368,125
Republic of Turkey, 5.625%, 2021		362,000	362,996
Republic of Turkey, 6.25%, 2022		390,000	400,823
Republic of Turkey, 8%, 2034		920,000	1,039,830
Republic of Turkey, 6%, 2041		200,000	178,750
Republic of Uruguay, 4.5%, 2024		258,000	248,325
Russian Federation, 4.5%, 2022 (n)		400,000	400,000
United Mexican States, 3.625%, 2022		1,970,000	1,919,765
United Mexican States, 8.5%, 2029	MXN	13,970,000	1,196,834

			$18,568,024
Energy - Independent - 5.1%
Berry Petroleum Corp., 6.75%, 2020		$170,000	$172,550
BreitBurn Energy Partners LP, 8.625%, 2020		330,000	349,800
BreitBurn Energy Partners LP, 7.875%, 2022		1,285,000	1,272,150
Carrizo Oil & Gas, Inc., 8.625%, 2018		435,000	473,062
Carrizo Oil & Gas, Inc., 7.5%, 2020		355,000	374,525
Chaparral Energy, Inc., 7.625%, 2022		690,000	691,725
Chesapeake Energy Corp., 6.875%, 2020		625,000	676,562
Concho Resources, Inc., 6.5%, 2022		875,000	927,500
Concho Resources, Inc., 5.5%, 2023		410,000	397,700
Continental Resources, Inc., 8.25%, 2019		1,170,000	1,287,000
Continental Resources, Inc., 7.375%, 2020		50,000	54,875
Continental Resources, Inc., 4.5%, 2023		141,000	138,532
Denbury Resources, Inc., 8.25%, 2020		1,545,000	1,699,500
Denbury Resources, Inc., 4.625%, 2023		405,000	361,462
Energy XXI Gulf Coast, Inc., 9.25%, 2017		1,585,000	1,763,312
EP Energy LLC, 9.375%, 2020		1,160,000	1,276,000
EP Energy LLC, 7.75%, 2022		1,815,000	1,942,050
EPL Oil & Gas, Inc., 8.25%, 2018		470,000	494,675
Halcon Resources Corp., 8.875%, 2021		565,000	566,413
Harvest Operations Corp., 6.875%, 2017		1,380,000	1,490,400
Hess Corp., 8.125%, 2019		100,000	124,554
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)		400,000	435,000
Laredo Petroleum, Inc., 9.5%, 2019		1,080,000	1,201,500
LINN Energy LLC, 8.625%, 2020		530,000	532,650
LINN Energy LLC, 7.75%, 2021		788,000	764,360
MEG Energy Corp., 6.5%, 2021 (n)		420,000	427,350
QEP Resources, Inc., 6.875%, 2021		1,690,000	1,833,650
Range Resources Corp., 8%, 2019		1,045,000	1,123,375
Range Resources Corp., 5%, 2022		310,000	303,025
Samson Investment Co., 10.25%, 2020 (n)		1,380,000	1,442,100
SandRidge Energy, Inc., 8.125%, 2022		1,000,000	1,005,000
SM Energy Co., 6.5%, 2021		1,200,000	1,260,000
Talisman Energy, Inc., 7.75%, 2019		280,000	338,007
Whiting Petroleum Corp., 6.5%, 2018		820,000	863,050

			$28,063,414
Energy - Integrated - 0.6%
Husky Energy, Inc., 5.9%, 2014		$306,000	$317,847
Husky Energy, Inc., 7.25%, 2019		324,000	394,829
Listrindo Capital B.V., 6.95%, 2019 (n)		200,000	201,000
LUKOIL International Finance B.V., 3.416%, 2018 (n)		518,000	508,935
LUKOIL International Finance B.V., 4.563%, 2023 (n)		744,000	671,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$1,107,000	$1,145,745
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	201,000	177,885

		$3,417,701
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019	$650,000	$648,375

Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$1,390,000	$1,494,250
Cedar Fair LP, 9.125%, 2018	450,000	492,750
Cedar Fair LP, 5.25%, 2021 (n)	405,000	386,775
Cinemark USA, Inc., 5.125%, 2022	230,000	215,050
Cinemark USA, Inc., 4.875%, 2023	590,000	542,800
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	296,000	320,627
NAI Entertainment Holdings LLC, 5%, 2018 (n)	55,000	55,688
Six Flags Entertainment Corp., 5.25%, 2021 (n)	1,155,000	1,091,475

		$4,599,415
Financial Institutions - 3.9%
Aviation Capital Group, 4.625%, 2018 (n)	$555,000	$553,895
CIT Group, Inc., 5.25%, 2018	1,070,000	1,104,775
CIT Group, Inc., 6.625%, 2018 (n)	1,355,000	1,463,400
CIT Group, Inc., 5.5%, 2019 (n)	1,315,000	1,347,875
CIT Group, Inc., 5%, 2022	340,000	321,300
Credit Acceptance Corp., 9.125%, 2017	875,000	934,062
General Electric Capital Corp., 3.1%, 2023	1,340,000	1,238,858
Icahn Enterprises LP, 7.75%, 2016	170,000	176,163
Icahn Enterprises LP, 8%, 2018	2,021,000	2,127,103
Icahn Enterprises LP, 6%, 2020 (n)	70,000	69,650
International Lease Finance Corp., 4.875%, 2015	440,000	452,100
International Lease Finance Corp., 8.625%, 2015	320,000	351,200
International Lease Finance Corp., 7.125%, 2018 (n)	1,075,000	1,193,250
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	400,000	419,000
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018	335,000	338,350
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	25,000	28,000
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020	1,770,000	1,867,350
PHH Corp., 7.375%, 2019	685,000	727,813
PHH Corp., 6.375%, 2021	395,000	389,075
SLM Corp., 8.45%, 2018	1,575,000	1,795,500
SLM Corp., 8%, 2020	1,385,000	1,506,188
SLM Corp., 7.25%, 2022	460,000	470,350
TMK Capital S.A., 6.75%, 2020 (n)	2,597,000	2,493,120

		$21,368,377
Food & Beverages - 1.4%
Ajecorp B.V., 6.5%, 2022 (n)	$1,043,000	$1,014,317
Alicorp S.A.A., 3.875%, 2023 (n)	150,000	135,000
Anheuser-Busch InBev S.A., 6.875%, 2019	1,300,000	1,596,997
ARAMARK Corp., 5.75%, 2020 (n)	320,000	326,400
B&G Foods, Inc., 4.625%, 2021	465,000	431,869
Constellation Brands, Inc., 3.75%, 2021	155,000	143,375
Constellation Brands, Inc., 4.25%, 2023	310,000	284,425
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	218,000	215,753
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)	695,000	656,775
Marfrig Holding Europe B.V., 9.875%, 2017 (n)	200,000	199,000
Pinnacle Foods Finance LLC, 4.875%, 2021 (n)	225,000	209,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Sun Merger Sub, Inc., 5.875%, 2021 (n)		$425,000	$423,938
TreeHouse Foods, Inc., 7.75%, 2018		1,045,000	1,107,700
Tyson Foods, Inc., 6.6%, 2016		912,000	1,021,622

			$7,766,421
Forest & Paper Products - 0.7%
Boise, Inc., 8%, 2020		$820,000	$879,450
Graphic Packaging Holding Co., 7.875%, 2018		510,000	554,625
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		300,000	312,750
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		905,000	905,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	801,243
Tembec Industries, Inc., 11.25%, 2018		$375,000	406,875

			$3,859,943
Gaming & Lodging - 2.5%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$300,000	$286,500
Chester Downs & Marina LLC, 9.25%, 2020 (n)		315,000	314,212
CityCenter Holdings LLC, 10.75%, 2017 (p)		230,000	247,825
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		460,000	288
GWR Operating Partnership LLP, 10.875%, 2017		680,000	756,840
Isle of Capri Casinos, Inc., 8.875%, 2020		1,080,000	1,117,800
MGM Resorts International, 11.375%, 2018		2,620,000	3,275,000
MGM Resorts International, 6.625%, 2021		420,000	426,300
NCL Corp., 5%, 2018 (n)		330,000	325,875
Peninsula Gaming LLC, 8.375%, 2018 (n)		130,000	139,750
Penn National Gaming, Inc., 8.75%, 2019		1,465,000	1,604,175
Pinnacle Entertainment, Inc., 8.75%, 2020		905,000	977,400
Playa Resorts Holdings B.V., 8%, 2020 (z)		310,000	316,200
PNK Finance Corp., 6.375%, 2021 (n)		495,000	493,763
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)		300,000	279,000
Seven Seas Cruises S. DE R.L., 9.125%, 2019		935,000	1,014,475
Viking Cruises Ltd., 8.5%, 2022 (n)		580,000	633,650
Wynn Las Vegas LLC, 7.75%, 2020		1,165,000	1,301,888

			$13,510,941
Industrial - 0.6%
Dematic S.A., 7.75%, 2020 (n)		$1,015,000	$1,047,987
Hyva Global B.V., 8.625%, 2016 (n)		1,124,000	989,120
Mueller Water Products, Inc., 8.75%, 2020		459,000	500,310
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		670,000	703,500

			$3,240,917
Insurance - 1.0%
American International Group, Inc., 4.875%, 2016		$1,480,000	$1,614,588
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,100,000	1,424,500
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		860,000	890,625
Unum Group, 7.125%, 2016		1,171,000	1,336,502

			$5,266,215
Insurance - Property & Casualty - 1.2%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,013,000	$1,070,740
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		1,135,000	1,679,800
XL Group PLC, FRN, 6.5% to 2017, FRN to 2049		1,695,000	1,639,913
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,190,000	1,267,350
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		627,000	663,053

			$6,320,856

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - 1.9%
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	$1,826,244
Eksportfinans A.S.A., 5.5%, 2016		250,000	260,625
Eksportfinans A.S.A., 5.5%, 2017		375,000	388,594
Electricite de France, FRN, 5.25%, 2049 (n)		1,448,000	1,357,500
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		588,000	626,220
Israel Electric Corp. Ltd., 5.625%, 2018 (n)		1,974,000	2,011,506
Israel Electric Corp. Ltd., 6.875%, 2023 (n)		1,805,000	1,838,844
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,147,600
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,020,080

			$10,477,213
International Market Sovereign - 9.4%
Commonwealth of Australia, 5.75%, 2021	AUD	778,000	$787,672
Federal Republic of Germany, 4.25%, 2018	EUR	354,000	543,752
Federal Republic of Germany, 6.25%, 2030	EUR	942,000	1,879,194
Government of Canada, 4.5%, 2015	CAD	747,000	749,730
Government of Canada, 4.25%, 2018	CAD	447,000	469,458
Government of Canada, 3.25%, 2021	CAD	338,000	340,541
Government of Canada, 5.75%, 2033	CAD	196,000	261,229
Government of Japan, 1.1%, 2020	JPY	646,000,000	6,865,049
Government of Japan, 2.1%, 2024	JPY	244,000,000	2,818,558
Government of Japan, 2.2%, 2027	JPY	392,000,000	4,548,865
Government of Japan, 1.8%, 2043	JPY	81,000,000	829,091
Kingdom of Belgium, 5.5%, 2017	EUR	1,836,000	2,841,465
Kingdom of Denmark, 3%, 2021	DKK	2,538,000	493,881
Kingdom of Spain, 4%, 2015	EUR	526,000	719,137
Kingdom of Spain, 5.5%, 2017	EUR	240,000	346,093
Kingdom of Spain, 4.6%, 2019	EUR	1,930,000	2,676,558
Kingdom of Sweden, 5%, 2020	SEK	1,895,000	339,486
Kingdom of the Netherlands, 5.5%, 2028	EUR	615,000	1,088,115
Republic of Austria, 4.65%, 2018	EUR	1,315,000	2,003,010
Republic of Finland, 3.875%, 2017	EUR	264,000	389,983
Republic of France, 6%, 2025	EUR	341,000	600,904
Republic of France, 4.75%, 2035	EUR	1,278,000	2,055,259
Republic of Iceland, 4.875%, 2016 (n)		$1,646,000	1,711,840
Republic of Ireland, 4.6%, 2016	EUR	563,000	795,436
Republic of Ireland, 4.5%, 2020	EUR	798,000	1,094,122
Republic of Italy, 4.25%, 2015	EUR	1,817,000	2,493,648
Republic of Italy, 5.25%, 2017	EUR	3,500,000	5,011,564
Republic of Italy, 3.75%, 2021	EUR	1,837,000	2,432,484
Republic of Portugal, 4.45%, 2018	EUR	450,000	548,662
United Kingdom Treasury, 8%, 2021	GBP	1,260,000	2,753,881
United Kingdom Treasury, 4.25%, 2036	GBP	515,000	897,711

			$51,386,378
Internet - 0.3%
Baidu, Inc., 3.25%, 2018		$1,318,000	$1,301,588
Baidu, Inc., 3.5%, 2022		312,000	284,224

			$1,585,812
Machinery & Tools - 1.8%
Case New Holland, Inc., 7.875%, 2017		$2,235,000	$2,570,250
CNH America LLC, 7.25%, 2016		710,000	773,900
CNH Capital LLC, 3.875%, 2015		205,000	209,100
CNH Capital LLC, 6.25%, 2016		280,000	305,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - continued
CNH Capital LLC, 3.625%, 2018	$100,000	$98,000
Ferreycorp S.A.A., 4.875%, 2020 (n)	756,000	691,740
H&E Equipment Services Co., 7%, 2022	1,245,000	1,322,813
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	1,215,000	1,354,725
RSC Equipment Rental, Inc., 8.25%, 2021	940,000	1,038,700
United Rentals North America, Inc., 5.75%, 2018	500,000	533,750
United Rentals North America, Inc., 7.625%, 2022	1,000,000	1,075,000

		$9,973,178
Major Banks - 2.8%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,400,000	$1,430,415
Bank of America Corp., 7.375%, 2014	1,000,000	1,046,034
Bank of America Corp., 7.625%, 2019	370,000	445,342
Bank of America Corp., FRN, 5.2%, 2049	775,000	687,812
Barclays Bank PLC, 7.625%, 2022	985,000	961,606
BNP Paribas, FRN, 3.022%, 2014	730,000	750,949
Credit Suisse Group AG, 6.5%, 2023 (n)	457,000	460,930
Credit Suisse New York, 5.5%, 2014	1,000,000	1,032,772
HSBC USA, Inc., 4.875%, 2020	460,000	490,629
JPMorgan Chase & Co., 6.3%, 2019	1,000,000	1,162,090
JPMorgan Chase & Co., 3.25%, 2022	478,000	447,561
Morgan Stanley, 5.75%, 2016	397,000	440,439
Morgan Stanley, 6.625%, 2018	391,000	448,111
Morgan Stanley, 7.3%, 2019	830,000	982,545
Morgan Stanley, 5.625%, 2019	1,500,000	1,651,155
RBS Capital Trust II, 6.425% to 2034, FRN to 2049	530,000	445,200
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	2,085,000	2,032,875
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	350,000	342,125

		$15,258,590
Medical & Health Technology & Services - 3.6%
AmSurg Corp., 5.625%, 2020	$705,000	$712,050
Davita, Inc., 6.375%, 2018	2,180,000	2,289,000
Davita, Inc., 6.625%, 2020	720,000	763,200
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	740,644
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	495,000	509,850
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	335,000	340,863
HCA, Inc., 8.5%, 2019	2,300,000	2,484,000
HCA, Inc., 7.5%, 2022	2,160,000	2,349,000
HCA, Inc., 5.875%, 2022	680,000	702,100
HealthSouth Corp., 8.125%, 2020	1,825,000	1,998,375
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	990,000	1,037,025
Kinetic Concepts, Inc., 12.5%, 2019	300,000	312,375
McKesson Corp., 7.5%, 2019	110,000	135,765
Owens & Minor, Inc., 6.35%, 2016	970,000	1,049,552
Tenet Healthcare Corp., 9.25%, 2015	605,000	662,475
Tenet Healthcare Corp., 8%, 2020	620,000	644,025
Tenet Healthcare Corp., 4.5%, 2021 (n)	550,000	506,000
Universal Health Services, Inc., 7%, 2018	1,055,000	1,109,069
Universal Health Services, Inc., 7.625%, 2020	1,175,000	1,222,000

		$19,567,368
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 2020	$915,000	$937,875
Physio-Control International, Inc., 9.875%, 2019 (n)	527,000	582,335

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - continued
Teleflex, Inc., 6.875%, 2019	$595,000	$624,750

		$2,144,960
Metals & Mining - 2.1%
ArcelorMittal S.A., 6.25%, 2022	$235,000	$239,112
ArcelorMittal S.A., 6.75%, 2041	555,000	498,112
Arch Coal, Inc., 7.25%, 2020	545,000	419,650
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	1,258,000	1,338,538
Boart Longyear Ltd., 7%, 2021 (n)	160,000	129,600
Century Aluminum Co., 7.5%, 2021 (n)	580,000	543,750
Commercial Metals Co., 4.875%, 2023	350,000	316,750
Consol Energy, Inc., 8%, 2017	925,000	975,875
Consol Energy, Inc., 8.25%, 2020	645,000	683,700
First Quantum Minerals Ltd., 7.25%, 2019 (n)	1,035,000	983,250
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	745,000	795,288
Peabody Energy Corp., 7.375%, 2016	570,000	636,975
Peabody Energy Corp., 6%, 2018	445,000	442,775
Peabody Energy Corp., 6.25%, 2021	445,000	429,425
Plains Exploration & Production Co., 6.125%, 2019	975,000	1,028,977
Plains Exploration & Production Co., 6.5%, 2020	390,000	415,169
Rio Tinto Finance (USA) PLC, 2.25%, 2018	109,000	105,673
Southern Copper Corp., 5.25%, 2042	300,000	231,261
Vale Overseas Ltd., 4.625%, 2020	490,000	484,954
Vale Overseas Ltd., 4.375%, 2022	500,000	465,277
Walter Energy, Inc., 8.5%, 2021 (n)	650,000	510,250

		$11,674,361
Mortgage-Backed - 4.1%
Fannie Mae, 4.607%, 2014	$429,464	$429,765
Fannie Mae, 4.629%, 2014	166,082	167,641
Fannie Mae, 4.77%, 2014	307,333	312,284
Fannie Mae, 4.56%, 2015	166,899	174,897
Fannie Mae, 4.665%, 2015	135,488	140,856
Fannie Mae, 4.74%, 2015	321,944	336,021
Fannie Mae, 4.78%, 2015	373,749	393,377
Fannie Mae, 4.815%, 2015	343,301	359,520
Fannie Mae, 4.87%, 2015	274,030	287,000
Fannie Mae, 4.89%, 2015	91,530	95,342
Fannie Mae, 4.908%, 2015	438,138	457,792
Fannie Mae, 6%, 2016 - 2037	1,226,912	1,328,431
Fannie Mae, 5.5%, 2019 - 2037	4,603,256	4,997,572
Fannie Mae, 4.88%, 2020	194,818	212,365
Fannie Mae, 6.5%, 2032 - 2033	334,499	369,250
Fannie Mae, 5%, 2035	813,448	874,909
Fannie Mae, TBA, 3%, 2028	1,180,000	1,201,387
Fannie Mae, TBA, 3.5%, 2043	2,200,000	2,201,561
Freddie Mac, 6%, 2034	138,017	152,467
Ginnie Mae, 3%, 2043	5,968,529	5,797,488
Ginnie Mae, 5.5%, 2039	758,570	827,773
Ginnie Mae, 4.5%, 2041	1,239,141	1,327,678

		$22,445,376
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$370,000	$333,281

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$1,115,000	$1,181,900
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,065,000	1,065,000

		$2,246,900
Natural Gas - Pipeline - 2.2%
Access Midstream Partners Co., 5.875%, 2021	$40,000	$41,100
Access Midstream Partners Co., 4.875%, 2023	440,000	409,200
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	310,000	275,900
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	610,000	571,875
Crosstex Energy, Inc., 8.875%, 2018	1,705,000	1,811,562
El Paso Corp., 7%, 2017	1,215,000	1,353,812
El Paso Corp., 7.75%, 2032	1,656,000	1,738,230
Energy Transfer Equity LP, 7.5%, 2020	1,380,000	1,504,200
Energy Transfer Partners LP, 3.6%, 2023	533,000	495,008
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	256,000	284,160
Inergy Midstream LP, 6%, 2020 (n)	955,000	943,063
MarkWest Energy Partners LP, 4.5%, 2023	100,000	91,000
Sabine Pass Liquefaction, 5.625%, 2021 (n)	245,000	233,975
Sabine Pass Liquefaction, 5.625%, 2023 (n)	585,000	542,588
Spectra Energy Capital LLC, 8%, 2019	810,000	975,958
Summit Midstream Holdings LLC, 7.5%, 2021 (n)	530,000	537,950

		$11,809,581
Network & Telecom - 0.7%
Centurylink, Inc., 7.65%, 2042	$700,000	$630,000
Citizens Communications Co., 9%, 2031	1,135,000	1,100,950
Frontier Communications Corp., 8.125%, 2018	470,000	517,000
TW Telecom Holdings, Inc., 5.375%, 2022 (z)	290,000	276,225
TW Telecom Holdings, Inc., 5.375%, 2022	515,000	490,538
Windstream Corp., 8.125%, 2018	380,000	407,550
Windstream Corp., 7.75%, 2020	345,000	352,763
Windstream Corp., 7.75%, 2021	270,000	276,075

		$4,051,101
Oil Services - 1.7%
Afren PLC, 11.5%, 2016 (n)	$476,000	$543,830
Afren PLC, 10.25%, 2019 (n)	463,000	525,505
Bristow Group, Inc., 6.25%, 2022	1,020,000	1,045,500
Chesapeake Oilfield Operating LLC, 6.625%, 2019	370,000	371,850
Dresser-Rand Group, Inc., 6.5%, 2021	305,000	324,062
Edgen Murray Corp., 8.75%, 2020 (n)	1,125,000	1,125,000
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (n)	1,065,000	1,038,375
Pacific Drilling S.A., 5.375%, 2020 (n)	50,000	48,250
Qgog Constellation S.A., 6.25%, 2019 (n)	1,390,000	1,264,900
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	1,280,000	1,318,400
Unit Corp., 6.625%, 2021	1,515,000	1,545,300

		$9,150,972
Other Banks & Diversified Financials - 3.1%
Akbank T.A.S., 5%, 2022 (n)	$150,000	$126,562
Alfa Bank, 7.5%, 2019 (n)	811,000	851,550
Ally Financial, Inc., 5.5%, 2017	2,775,000	2,925,208
Ally Financial, Inc., 6.25%, 2017	380,000	407,467
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	779,000	765,367
Banco de Credito e Inversiones, 3%, 2017 (n)	200,000	195,928

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Banco GNB Sudameris S.A., 3.875%, 2018 (n)		$291,000	$266,265
Banco Santander S.A., 4.125%, 2022 (n)		150,000	136,125
Bancolombia S.A., 5.95%, 2021		819,000	830,261
Bancolombia S.A., 5.125%, 2022		150,000	133,500
BBVA Banco Continental S.A., 5%, 2022 (n)		146,000	137,240
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		900,000	911,250
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		1,004,000	1,027,092
Capital One Bank (USA) N.A., 3.375%, 2023		384,000	357,252
CorpBanca, 3.125%, 2018		220,000	194,887
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,297,000	2,859,765
Grupo Aval Ltd., 5.25%, 2017 (n)		795,000	822,825
Grupo Aval Ltd., 4.75%, 2022 (n)		200,000	175,500
Industrial Senior Trust, 5.5%, 2022 (n)		563,000	506,700
Intesa Sanpaolo S.p.A., 3.875%, 2018		617,000	601,669
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,940,000	2,051,550
PKO Finance AB, 4.63%, 2022 (n)		206,000	193,661
Turkiye Is Bankasi A.S., 3.875%, 2017 (n)		201,000	184,920
UBS AG, 7.625%, 2022		500,000	548,748

			$17,211,292
Pharmaceuticals - 1.0%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	651,000	$950,736
Hospira, Inc., 6.05%, 2017		$655,000	705,383
Roche Holdings, Inc., 6%, 2019 (n)		911,000	1,079,876
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		970,000	1,018,500
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		855,000	906,300
Vantage Point Imaging, 7.5%, 2021 (n)		525,000	561,750

			$5,222,545
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018		$570,000	$564,300

Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 2020 (n)		$875,000	$835,625
IAMGOLD Corp., 6.75%, 2020 (n)		1,618,000	1,399,570

			$2,235,195
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)		$11,911	$12,179
Gannett Co., Inc., 5.125%, 2020 (n)		60,000	59,400
Lamar Media Corp., 5%, 2023		280,000	259,700
Nielsen Finance LLC, 7.75%, 2018		645,000	701,438
Nielsen Finance LLC, 4.5%, 2020		850,000	807,500

			$1,840,217
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$64,000	$72,320
Watco Cos. LLC, 6.375%, 2023 (n)		570,000	562,875

			$635,195
Real Estate - 1.2%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		$475,000	$481,531
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		1,380,000	1,455,900
ERP Properties, REIT, 7.75%, 2020		665,000	749,525
ERP Properties, REIT, 5.75%, 2022		750,000	752,605
Felcor Lodging LP, REIT, 5.625%, 2023		160,000	148,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
MPT Operating Partnership LP, REIT, 6.875%, 2021	$680,000	$715,700
MPT Operating Partnership LP, REIT, 6.375%, 2022	540,000	549,450
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	850,812
Simon Property Group, Inc., REIT, 10.35%, 2019	660,000	901,190

		$6,605,513
Retailers - 2.3%
Academy Ltd., 9.25%, 2019 (n)	$295,000	$328,187
Burlington Coat Factory Warehouse Corp., 10%, 2019	810,000	903,150
CST Brands, Inc., 5%, 2023 (n)	90,000	85,500
Dollar General Corp., 4.125%, 2017	827,000	868,440
Gap, Inc., 5.95%, 2021	945,000	1,048,451
Home Depot, Inc., 5.875%, 2036	509,000	586,343
J. Crew Group, Inc., 8.125%, 2019	605,000	636,763
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	295,000	303,850
Limited Brands, Inc., 6.9%, 2017	480,000	537,600
Limited Brands, Inc., 6.95%, 2033	670,000	659,950
Pantry, Inc., 8.375%, 2020	385,000	408,100
Rite Aid Corp., 9.25%, 2020	1,125,000	1,272,656
Sally Beauty Holdings, Inc., 6.875%, 2019	475,000	517,750
Toys “R” Us Property Co. II LLC, 8.5%, 2017	975,000	1,026,188
Wal-Mart Stores, Inc., 5.625%, 2041	2,500,000	2,857,575
William Carter Co., 5.25%, 2021 (z)	30,000	30,150
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	285,000	292,840

		$12,363,493
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 2021	$30,000	$29,625
Koppers, Inc., 7.875%, 2019	285,000	306,375
SIBUR Securities Ltd., 3.914%, 2018 (n)	1,213,000	1,143,253

		$1,479,253
Specialty Stores - 0.3%
Michaels Stores, Inc., 11.375%, 2016	$414,000	$427,977
Michaels Stores, Inc., 7.75%, 2018	1,080,000	1,162,350

		$1,590,327
Steel - 0.0%
Severstal, 5.9%, 2022 (n)	$200,000	$182,500

Supermarkets - 0.1%
Delhaize Group, 5.7%, 2040	$834,000	$805,539

Supranational - 0.6%
Eurasian Development Bank, 4.767%, 2022 (n)	$200,000	$186,040
European Investment Bank, 5.125%, 2017	2,593,000	2,944,611

		$3,130,651
Telecommunications - Wireless - 2.9%
American Tower Corp., REIT, 3.5%, 2023	$215,000	$193,448
Bharti Airtel International Co., 5.125%, 2023 (n)	200,000	167,500
Clearwire Corp., 12%, 2015 (n)	1,125,000	1,186,875
Cricket Communications, Inc., 7.75%, 2020	415,000	471,544
Crown Castle International Corp., 7.125%, 2019	1,005,000	1,080,375
Digicel Group Ltd., 8.25%, 2017 (n)	710,000	738,400
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	377,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 8.25%, 2020 (n)	$811,000	$859,660
Digicel Group Ltd., 6%, 2021 (n)	680,000	656,200
Eileme 2 AB, 11.625%, 2020 (n)	765,000	887,400
MetroPCS Wireless, Inc., 7.875%, 2018	785,000	849,763
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	775,000	773,063
Millicom International Cellular S.A., 4.75%, 2020 (n)	390,000	369,038
MTS International Funding Ltd., 5%, 2023 (n)	488,000	434,320
Sprint Capital Corp., 6.875%, 2028	1,315,000	1,186,788
Sprint Nextel Corp., 6%, 2016	1,005,000	1,065,300
Sprint Nextel Corp., 8.375%, 2017	815,000	914,838
Sprint Nextel Corp., 9%, 2018 (n)	415,000	484,513
Sprint Nextel Corp., 6%, 2022	830,000	776,050
T-Mobile USA, Inc., 5.25%, 2018 (z)	50,000	50,500
VimpelCom Ltd., 5.95%, 2023 (n)	200,000	178,874
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,090,000	1,139,050
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,170,000	1,193,400

		$16,034,024
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$445,000	$487,275
Level 3 Financing, Inc., 9.375%, 2019	475,000	521,313
Level 3 Financing, Inc., 8.625%, 2020	630,000	674,100

		$1,682,688
Tobacco - 0.2%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$1,198,034

Transportation - 0.2%
Far Eastern Shipping Co., 8%, 2018 (n)	$1,052,000	$938,910

Transportation - Services - 1.8%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$1,155,000	$1,209,862
Avis Budget Car Rental LLC, 8.25%, 2019	535,000	581,812
CEVA Group PLC, 8.375%, 2017 (n)	2,075,000	2,069,812
ERAC USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,149,728
Navios Maritime Acquisition Corp., 8.625%, 2017	1,460,000	1,518,400
Navios Maritime Holdings, Inc., 8.875%, 2017	290,000	301,963
Navios South American Logistics, Inc., 9.25%, 2019	748,000	807,840
Swift Services Holdings, Inc., 10%, 2018	1,940,000	2,143,700

		$9,783,117
U.S. Government Agencies and Equivalents - 0.6%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,538,051

U.S. Treasury Obligations - 4.0%
U.S. Treasury Bonds, 6.25%, 2023 (f)	$1,800,000	$2,359,125
U.S. Treasury Bonds, 6.875%, 2025	3,750,000	5,238,281
U.S. Treasury Bonds, 5.375%, 2031	286,200	362,669
U.S. Treasury Bonds, 4.5%, 2036	95,000	109,695
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,568,509
U.S. Treasury Bonds, 3.125%, 2043	7,420,000	6,665,245
U.S. Treasury Notes, 3.125%, 2019	3,336,000	3,573,430

		$21,876,954

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 2.1%
AES Corp., 8%, 2017	$145,000	$166,750
AES Corp., 7.375%, 2021	525,000	572,250
Calpine Corp., 7.875%, 2020 (n)	504,000	544,320
Covanta Holding Corp., 7.25%, 2020	905,000	966,898
E.CL S.A., 5.625%, 2021	757,000	776,456
EDP Finance B.V., 6%, 2018 (n)	930,000	966,037
Energy Future Holdings Corp., 10%, 2020	2,378,000	2,505,817
Energy Future Holdings Corp., 10%, 2020 (n)	835,000	877,794
Energy Future Holdings Corp., 12.25%, 2022 (n)	550,000	611,875
Exelon Generation Co., LLC, 4.25%, 2022	472,000	462,852
InterGen N.V., 7%, 2023 (n)	515,000	507,919
NRG Energy, Inc., 8.25%, 2020	1,250,000	1,371,875
NRG Energy, Inc., 6.625%, 2023	130,000	129,025
System Energy Resources, Inc., 5.129%, 2014 (z)	388,407	390,204
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	630,000	438,638
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	373,000	397,245

		$11,685,955
Utilities - Gas - 0.0%
Suburban Propane Partners LP, 7.5%, 2018	$25,000	$26,813
Transport de Gas Peru, 4.25%, 2028 (n)	227,000	197,490

		$224,303
Total Bonds		$580,162,101

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$600,000	$585,375

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	380	$355,561
GMAC Capital Trust I, 8.125%	22,000	583,220
Total Preferred Stocks		$938,781

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	9,430	$458,864

Floating Rate Loans (g)(r) - 0.8%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$398,280	$397,568

Building - 0.0%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020	$149,379	$148,422

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$393,562	$390,794

Consumer Services - 0.0%
Realogy Corp., Term Loan, 4.5%, 2020	$260,290	$261,591

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 2020	$539,019	$540,029

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$337,842	$338,433

Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 4%, 2019	$400,649	$402,902
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	226,135	227,266

		$630,168
Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 2021	$44,587	$44,810
Toys “R” Us Property Co., Term Loan B, 2019 (o)	628,482	619,683

		$664,493
Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$1,240,099	$1,181,194

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co., Term Loan B1, 3%, 2020	$124,697	$123,000
Total Floating Rate Loans		$4,675,692

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$66,275

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	3,053	$15,906
Total Common Stocks		$82,181

Money Market Funds - 10.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	54,795,919	$54,795,919
Total Investments		$641,698,913

Other Assets, Less Liabilities - (16.9)%		(92,833,972)
Net Assets - 100.0%		$548,864,941

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $174,155,695, representing 31.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACI Worldwide, Inc., 6.375%, 2020	8/15/13	$290,000	$292,900
Ally Financial, Inc.,7% (Preferred Stock)	4/13/11-4/14/11	356,250	355,561
American Media, Inc., 13.5%, 2018	12/22/10	12,102	12,179
Anthracite Ltd., “A”, CDO, FRN, 0.543%, 2019	1/15/10	264,306	330,042
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.784%, 2040	3/01/06	725,909	352,345
CEMEX S.A.B. de C.V., 6.5%, 2019	8/05/13	284,000	275,480
Cequel Communications Holdings I LLC, 5.125%, 2021	8/08/13	171,044	165,600
First Data Corp., 10.625%, 2021	8/07/13	253,125	248,438
Multi Security Asset Trust, “A3”, CDO, 5%, 2035	10/12/10	577,749	585,876
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	463,044	492,813
Playa Resorts Holdings B.V., 8%, 2020	8/05/13-8/19/13	314,125	316,200
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,133,546	1,145,219
System Energy Resources, Inc., 5.129%, 2014	4/16/04	388,407	390,204
T-Mobile USA, Inc., 5.25%, 2018	8/14/13	50,000	50,500
TW Telecom Holdings, Inc., 5.375%, 2022	8/12/13	279,140	276,225
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	363,658	397,245
William Carter Co., 5.25%, 2021	8/07/13-8/08/13	30,300	30,150
Total Restricted Securities			$5,716,977
% of Net assets			1.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/13

Forward Foreign Currency Exchange Contracts at 8/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	949,799	10/18/13	$869,104	$842,908	$26,196
BUY	CHF	UBS AG	2,136	10/18/13	2,209	2,296	87
BUY	CNY	Deutsche Bank AG	8,988,000	1/15/14	1,432,465	1,458,538	26,073
BUY	EUR	Goldman Sachs International	636,000	10/18/13	832,368	840,698	8,330
BUY	GBP	Goldman Sachs International	214,000	10/18/13	324,761	331,523	6,762
SELL	JPY	Barclays Bank PLC	177,621,000	10/18/13	1,811,734	1,809,416	2,318
BUY	KRW	JPMorgan Chase Bank	3,094,317,000	10/28/13	2,770,948	2,778,070	7,122
SELL	MXN	Deutsche Bank AG	34,665,000	10/18/13	2,737,352	2,584,251	153,101
SELL	MXN	JPMorgan Chase Bank	36,461,000	9/03/13	2,739,369	2,728,913	10,456
SELL	NOK	Goldman Sachs International	15,774	10/18/13	2,576	2,573	3

							$240,448

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	2,007,686	10/18/13	$1,903,795	$1,904,003	$(208)
SELL	CNY	Deutsche Bank AG	8,983,000	1/15/14	1,445,653	1,457,726	(12,073)
SELL	DKK	Goldman Sachs International	2,818,044	10/18/13	492,863	499,484	(6,621)
SELL	EUR	Barclays Bank PLC	1,557,013	10/18/13	1,996,433	2,058,141	(61,708)
SELL	EUR	Citibank N.A.	431,000	10/18/13	553,820	569,718	(15,898)
SELL	EUR	Deutsche Bank AG	11,233,317	10/18/13	14,422,455	14,848,784	(426,329)
SELL	EUR	Goldman Sachs International	650,000	10/18/13	850,691	859,204	(8,513)
SELL	EUR	JPMorgan Chase Bank	11,233,317	10/18/13	14,422,455	14,848,784	(426,329)
SELL	GBP	Credit Suisse Group	1,223,696	10/18/13	1,827,100	1,895,717	(68,617)
SELL	GBP	Goldman Sachs International	182,000	10/18/13	276,199	281,950	(5,751)
SELL	GBP	Merrill Lynch International Bank	1,223,696	10/18/13	1,826,574	1,895,717	(69,143)
BUY	JPY	Goldman Sachs International	268,527,000	10/18/13	2,740,267	2,735,471	(4,796)
SELL	JPY	Merrill Lynch International Bank	1,843,304,869	10/18/13	18,590,698	18,777,656	(186,958)
BUY	MXN	Goldman Sachs International	17,260,000	10/18/13	1,343,730	1,286,721	(57,009)
BUY	MXN	JPMorgan Chase Bank	72,922,000	9/03/13-10/03/13	5,515,274	5,450,579	(64,695)
SELL	MYR	Barclays Bank PLC	9,109,677	9/23/13	2,753,000	2,769,986	(16,986)
BUY	PHP	Barclays Bank PLC	70,000	11/29/13	1,572	1,568	(4)
SELL	SEK	Goldman Sachs International	2,343,819	10/18/13	348,574	353,304	(4,730)

							$(1,436,368)

Futures Contracts Outstanding at 8/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures Contracts
U.S. Treasury Bond 30 yr (Long)	USD	23	$3,033,844	December - 2013	$21,496
U.S. Treasury Note 10 yr (Short)	USD	250	$31,070,313	December - 2013	87,252

					$108,748

At August 31, 2013, the fund had cash collateral of $938,000 and other liquid securities with an aggregate value of $389,254 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,108,360	$355,561	$15,906	$1,479,827
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	25,415,006	—	25,415,006
Non-U.S. Sovereign Debt	—	109,184,900	—	109,184,900
Municipal Bonds	—	333,281	—	333,281
U.S. Corporate Bonds	—	297,888,233	—	297,888,233
Residential Mortgage-Backed Securities	—	23,277,412	—	23,277,412
Commercial Mortgage-Backed Securities	—	23,202,109	—	23,202,109
Asset-Backed Securities (including CDOs)	—	1,393,561	—	1,393,561
Foreign Bonds	—	100,052,970	—	100,052,970
Floating Rate Loans	—	4,675,695	—	4,675,695
Mutual Funds	54,795,919	—	—	54,795,919
Total Investments	$55,904,279	$585,778,728	$15,906	$641,698,913

Other Financial Instruments
Futures	$108,748	$—	$—	$108,748
Forward Foreign Currency Exchange Contracts	—	(1,195,920)	—	(1,195,920)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/12	$14,502
Change in unrealized appreciation (depreciation)	1,404
Balance as of 8/31/13	$15,906

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2013 is $1,404.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$636,165,168
Gross unrealized appreciation	21,678,184
Gross unrealized depreciation	(16,144,439)
Net unrealized appreciation (depreciation)	$5,533,745

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,197,231	125,588,761	(105,990,073)	54,795,919

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$39,579	$54,795,919

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2013, are as follows:

United States	60.9%
United Kingdom	3.4%
Japan	2.8%
Canada	2.7%
Russia	2.6%
Italy	2.4%
Mexico	2.0%
France	1.7%
Luxembourg	1.5%
Other Countries	20.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2013

*	Print name and title of each signing officer under his or her signature.